PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
VY
®
Morgan Stanley Global
Franchise Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.5%
France : 4.3%
6,948
L'Oreal SA
$ 2,836,816
4.3
Germany : 2.6%
10,275
SAP SE
1,751,718
2.6
Italy : 3.1%
6,072
Ferrari NV
2,057,665
3.1
Taiwan : 4.0%
7,942  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
2,683,999
4.0
United Kingdom : 3.4%
9,092
RELX PLC - EUR
302,796
0.5
59,285
RELX PLC - GBP
1,942,305
2.9
2,245,101
3.4
United States : 79.1%
6,979
Abbott Laboratories
716,534
1.1
11,778
Alphabet, Inc. - Class A
3,386,882
5.1
9,173
(1)
Amazon.com, Inc.
1,910,461
2.9
4,060  AmerisourceBergen
Corp.
1,275,408
1.9
8,113
Aon PLC - Class A
2,618,714
4.0
3,476
Arthur J Gallagher & Co.
752,832
1.1
530
(1)
AutoZone, Inc.
1,790,223
2.7
245
Booking Holdings, Inc.
1,031,528
1.6
7,005
CME Group, Inc.
2,068,927
3.1
44,022
Coca-Cola Co.
3,347,873
5.1
3,243
Equifax, Inc.
583,967
0.9
52,044
Experian PLC
1,800,424
2.7
443,775
Haleon PLC
2,196,226
3.3
16,461  Intercontinental
Exchange, Inc.
2,588,986
3.9
9,270
Microsoft Corp.
3,431,476
5.2
2,388
MSCI, Inc.
1,287,156
1.9
31,993
(1)
Netflix, Inc.
3,076,127
4.6
20,859
Otis Worldwide Corp.
1,607,812
2.4
7,521  Philip Morris International,
Inc.
1,243,522
1.9
15,089
Procter & Gamble Co.
2,179,455
3.3
5,011
S&P Global, Inc.
2,131,379
3.2
7,699
STERIS PLC
1,702,480
2.6
4,364
(1)
Synopsys, Inc.
1,730,239
2.6
3,428  Thermo Fisher Scientific,
Inc.
1,684,965
2.5
22,587
(1)
Uber Technologies, Inc.
1,624,683
2.5
9,907
Visa, Inc. - Class A
2,994,292
4.5
14,094
Zoetis, Inc.
1,666,052
2.5
52,428,623
79.1
Total Common Stock
(Cost $65,056,568)
64,003,922
96.5
Total Long-Term
Investments
(Cost $65,056,568)
64,003,922
96.5
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.3%
Mutual Funds : 1.3%
848,238
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
(Cost $848,238) $ 848,238 1.3
Total Short-Term
Investments
(Cost $848,238)
$ 848,238
1.3
Total Investments in
Securities
(Cost $65,904,806) $ 64,852,160 97.8
Assets in Excess of
Other Liabilities 1,430,145 2.2
Net Assets $ 66,282,305 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 21.8%
Consumer Staples 14.5
Information Technology 14.5
Health Care 13.9
Industrials 11.9
Consumer Discretionary 10.2
Communication Services 9.7
Short-Term Investments 1.3
Assets in Excess of Other Liabilities 2.2
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
VY
®
Morgan Stanley Global
Franchise Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
France $ — $ 2,836,816 $ — $ 2,836,816
Germany — 1,751,718 — 1,751,718
Italy — 2,057,665 — 2,057,665
Taiwan 2,683,999 — — 2,683,999
United Kingdom — 2,245,101 — 2,245,101
United States 48,431,973 3,996,650 — 52,428,623
Total Common Stock 51,115,972 12,887,950 — 64,003,922
Short-Term Investments 848,238 — — 848,238
Total Investments, at fair value $ 51,964,210 $ 12,887,950 $ — $ 64,852,160
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 5,056,200
Gross Unrealized Depreciation (6,108,846)
Net Unrealized Depreciation $ (1,052,646)